Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing Operations
Net revenue (notes 6 and 24)	€ 4,933,118	€ 5,340,038	€ 5,098,691
Cost of sales	(2,970,522)	(3,084,873)	(2,757,459)
Gross Margin	1,962,596	2,255,165	2,341,232
Research and development	(354,881)	(294,216)	(276,018)
Selling, general and administration expenses	(1,061,508)	(985,616)	(942,821)
Operating Expenses	(1,416,389)	(1,279,832)	(1,218,839)
Other Income	16,302	0	0
Profit/(loss) of equity accounted investees with similar activity to that of the Group (note 11)	32,555	20,799	8,972
Operating Result	595,064	996,132	1,131,365
Finance income	11,551	8,021	114,197
Finance costs	(277,994)	(249,639)	(342,965)
Change in fair value of financial instruments	246	55,703	1,326
Impairment of financial assets at amortized cost	0	0	(37,666)
Exchange differences	(11,602)	8,246	(9,616)
Finance result (note 27)	(277,799)	(177,669)	(274,724)
Profit/(loss) of equity accounted investees (note 11)	33,188	60,166	(39,538)
Profit before income tax from continuing operations	350,453	878,629	817,103
Income tax expense (note 28)	(85,126)	(169,639)	(168,459)
Profit after income tax from continuing operations	265,327	708,990	648,644
Consolidated profit for the year	265,327	708,990	648,644
Profit attributable to the Parent	188,726	618,546	625,146
Profit attributable to non-controlling interest (note 18)	€ 76,601	€ 90,444	€ 23,498
Basic earnings per share (Euros) (see note 17)	€ 0.28	€ 0.90	€ 0.91
Diluted earnings per share (Euros) (see note 17)	€ 0.28	€ 0.90	€ 0.91